Intangible assets, net	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Intangible assets, net
	2018	2017
	RMB’000	RMB’000

Patents	2,400	2,400
Others	575	567
	2,975	2,967
Less: Accumulated amortization	(1,896)	(1,744)
	1,079	1,223

	2018	2017	2016
	RMB’000	RMB’000	RMB’000

Amortization expense	152	152	575

The useful lives of intangible assets, net of the Group are normally 10-20 years. The following table represents the total estimated amortization of intangible assets, net for the five succeeding fiscal years to December 31, 2018:

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000

2019	152
2020	152
2021	152
2022	152
2023	152
Thereafter	319
1,079